Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 27, 2012
Entity Registrant Name	TF FINANCIAL CORP
Entity Central Index Key	0000921051
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 42,100,000
Entity Common Stock, Shares Outstanding		2,833,521
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011